RELATED PARTY BALANCES AND TRANSACTIONS - Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amounts due from related parties, current:
Amounts due from a related party	$ 6,665	$ 2,663
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	991	2,019
Amounts due to related parties, current:
Amounts due to related parties	654	2,477
Related Party
Amounts due from related parties, non-current:
Total	7,656	4,682
Related Party | Whale Microelectronics
Amounts due from related parties, current:
Amounts due from a related party	5,962	1,563
Amounts due from related parties, non-current:
Amounts due from related parties, non-current		1,052
Amounts due to related parties, current:
Amounts due to related parties	221	1,603
Related Party | Zepu Medical
Amounts due from related parties, current:
Amounts due from a related party	630	603
Related Party | Xiaomi Communication
Amounts due from related parties, current:
Amounts due from a related party	73	497
Related Party | A vice president
Amounts due from related parties, non-current:
Amounts due from related parties, non-current	991	967
Related Party | Xiaomi Technology
Amounts due to related parties, current:
Amounts due to related parties	$ 433	$ 874